Financial risk management - Summary Of Macro Economic Variables (Detail)	Dec. 31, 2024	Dec. 31, 2023
2024 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		3.30%
Real Disposable Income Per Capita Percentage		2.30%
Private Formal Employment Percentage		3.00%
Real Formal Salary Percentage		1.30%
Real Informal Salary Percentage		3.30%
2024 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		3.00%
Real Disposable Income Per Capita Percentage		2.00%
Private Formal Employment Percentage		2.70%
Real Formal Salary Percentage		1.10%
Real Informal Salary Percentage		2.90%
2024 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		1.80%
Real Disposable Income Per Capita Percentage		0.70%
Private Formal Employment Percentage		1.80%
Real Formal Salary Percentage		(2.60%)
Real Informal Salary Percentage		(0.10%)
2025 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.90%
Unemployment Rate	(3.90%)
Real Disposable Income Per Capita Percentage	1.70%	1.80%
Real formal average salary rate	1.80%
Private Formal Employment Percentage	3.50%	3.10%
Real informal average salary rate	1.40%
Real Formal Salary Percentage		1.70%
Real Informal Salary Percentage		3.00%
2025 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.70%
Unemployment Rate	(2.60%)
Real Disposable Income Per Capita Percentage	1.10%	1.60%
Real formal average salary rate	1.30%
Private Formal Employment Percentage	3.00%	2.90%
Real informal average salary rate	1.00%
Real Formal Salary Percentage		1.60%
Real Informal Salary Percentage		2.90%
2025 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.80%
Unemployment Rate	(0.70%)
Real Disposable Income Per Capita Percentage	(0.70%)	1.70%
Real formal average salary rate	0.00%
Private Formal Employment Percentage	2.10%	2.90%
Real informal average salary rate	0.30%
Real Formal Salary Percentage		0.60%
Real Informal Salary Percentage		1.80%
2026 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.80%
Unemployment Rate	(4.70%)
Real Disposable Income Per Capita Percentage	2.40%	2.90%
Real formal average salary rate	0.90%
Private Formal Employment Percentage	3.00%	2.60%
Real informal average salary rate	1.30%
Real Formal Salary Percentage		2.10%
Real Informal Salary Percentage		3.10%
2026 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.40%
Unemployment Rate	(3.40%)
Real Disposable Income Per Capita Percentage	2.00%	2.60%
Real formal average salary rate	0.50%
Private Formal Employment Percentage	2.60%	2.50%
Real informal average salary rate	0.50%
Real Formal Salary Percentage		1.90%
Real Informal Salary Percentage		2.80%
2026 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Domestic Demand Rate		2.30%
Unemployment Rate	(0.10%)
Real Disposable Income Per Capita Percentage	1.30%	2.30%
Real formal average salary rate	(0.10%)
Private Formal Employment Percentage	2.10%	3.10%
Real informal average salary rate	(0.10%)
Real Formal Salary Percentage		1.00%
Real Informal Salary Percentage		2.20%
2027 [Member] | Optimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate	(7.60%)
Real Disposable Income Per Capita Percentage	3.20%
Real formal average salary rate	1.40%
Private Formal Employment Percentage	3.20%
Real informal average salary rate	1.20%
2027 [Member] | Base Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate	(4.00%)
Real Disposable Income Per Capita Percentage	2.70%
Real formal average salary rate	0.70%
Private Formal Employment Percentage	2.80%
Real informal average salary rate	0.70%
2027 [Member] | Pessimistic Case Scenario [Member]
Disclosure Of Macro Economic Variables [Line Items]
Unemployment Rate	(0.40%)
Real Disposable Income Per Capita Percentage	2.30%
Real formal average salary rate	0.10%
Private Formal Employment Percentage	2.30%
Real informal average salary rate	0.10%